LEASES - Schedule of Undiscounted Lease Payments to be Received Under Finance Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 202.8	$ 235.4
Unearned finance income	(65.2)	(71.4)
Discounted unguaranteed residual values of leased assets	(9.1)	(9.0)
Total investment in finance leases	128.5	155.0
Current portion (Note 12)	13.6	16.8
Non-current portion (Note 18)	114.9	138.2
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	17.2	19.5
Between 1 and 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	17.2	19.8
Between 2 and 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	20.6	27.4
Between 3 and 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	10.6	10.3
Between 4 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	12.4	11.6
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 124.8	$ 146.8